Stock options	12 Months Ended
Dec. 31, 2010
Stock options
5.        Stock options

The Compensation Committee of the Board of Directors administers the Company’s stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 1,111 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time.  Based upon the current shares outstanding, a maximum of 5,115 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant.  All options vest within three years or less and are exercisable for a period of seven years from the date of grant.  The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants.  A summary of the stock option transactions, for both the Canadian and U.S. dollar grants, through the year ended December 31, 2010 is below.

The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2008	154	$29.70 - 58.50	$39.24
Granted	-	-	-
Exercised	-	-	-
Cancelled	(8)	29.70 - 58.50	35.82
Outstanding at December 31, 2009	146	29.70 - 58.50	39.42
Granted	3,861	0.63-0.81	0.72
Exercised	-	-	-
Cancelled	(106)	29.70 – 47.70	35.46
Outstanding at December 31, 2010	3,901	$0.63-58.50	$1.26

Price in Canadian Dollars	# outstanding and exercisable at December 31, 2010	Remaining life (years)
$0.63	100	6.89
0.81	3,761	6.64
$35.10	4	0.96
$39.60	1	0.73
$47.70	11	0.32
$52.20	18	0.39
$58.50	6	0.16
	3,901	6.58

The following options granted under the stock option plan are exercisable in U.S. dollars:
		Exercise Price in U.S. Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2008	869	1.80 - 24.30	9.72
Granted	11	1.08	1.08
Exercised	-	-	-
Cancelled	(146)	5.04 - 21.60	9.00
Outstanding at December 31, 2009	733	$1.80 - 24.30	$9.90
Granted
Exercised
Cancelled	(13)	$1.08-21.60	3.78
Outstanding at December 31, 2010	721	$1.80-$24.30	9.90

Price in US Dollars	# Outstanding at December 31, 2010	# Exercisable at December 31, 2010	Remaining life (years)
$1.80	4	4	4.71
$5.04	133	133	2.03
$5.22	2	1	4.41
$6.12	2	2	1.52
$6.84	156	156	1.91
$7.20	2	2	3.70
$10.26	23	23	3.37
$11.34	331	331	1.91
$15.84	7	7	1.44
$19.80	8	8	1.50
$21.60	49	49	1.33
$24.30	4	3	1.50
	721	719	1.97

The Compensation Committee of the Board of Directors administers the Company's stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan.

On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 1,111 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time.  Under the current shares outstanding a maximum of 5,115 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant.  The stock option plan, as amended, allows the issuance of U.S. and Canadian dollar denominated grants.

Pursuant to employment agreements dated May 3, 2010 between the Company and each of Robert Andrade, Rosty Raykov and Thomas Spector (collectively Messrs. Andrade, Raykov and Spector) and conditioned upon the approval of the amended Stock Option Plan, the Board approved the grant to each, Messrs. Andrade, Raykov and Spector an option to purchase up to 5.0% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010.

Pursuant to Independent Director Agreements dated May 3, 2010 for each of Dr. Porter and Messrs. Breen and Bussandri and conditioned upon the approval of the amended Stock Option Plan, the Board approved the grant to each Dr. Porter and Messrs. Breen and Bussandri an option to purchase up to 1.33% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010.

Stock compensation expense for the fiscal years ended December 31, 2010 and 2009 was $2,492 and $365 respectively.  These amounts have been included in the general and administrative expenses for the respective periods. The weighted average fair value per share of options granted during the fiscal years ended December 31, 2010 and 2009 was $0.72 and $1.08 respectively.  The intrinsic value (being the difference between the share price and exercise price) of stock options outstanding at December 31, 2010 was $1,061.

The fair values of options granted in fiscal years ended December 31, 2010 and 2009  were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31, 2010	Year Ended December 31, 2009
Expected dividend	0%	0%
Risk-free interest rate	2.06-2.2%	3%
Expected volatility	99-103%	85.6%
Expected life	7 years	7 years

The Company uses the historical volatility and adjusts for available relevant market information pertaining to the Company’s share price.